Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 107.3%
	COMMUNICATION SERVICES — 2.2%
904	Magnite, Inc.*	$10,740
	CONSUMER DISCRETIONARY — 12.1%
69	Boot Barn Holdings, Inc.*	10,099
122	Champion Homes, Inc.*	9,073
135	Dutch Bros, Inc. - Class A*	6,839
27	Installed Building Products, Inc.	7,159
121	Planet Fitness, Inc. - Class A*	9,000
347	Universal Technical Institute, Inc.*	12,527
34	Wingstop, Inc.	5,269
		59,966
	CONSUMER STAPLES — 2.7%
226	Chefs' Warehouse, Inc.*	13,436
	ENERGY — 1.3%
114	Solaris Energy Infrastructure, Inc.	6,442
	FINANCIALS — 8.3%
114	Axos Financial, Inc.*	9,700
261	Baldwin Insurance Group, Inc.*	5,726
581	BGC Group, Inc.	5,682
70	Coastal Financial Corp.*	5,327
30	PJT Partners, Inc. - Class A	4,192
144	Shift4 Payments, Inc. - Class A*	6,297
464	Wealthfront Corp.*	4,292
		41,216
	HEALTH CARE — 21.7%
634	Adaptive Biotechnologies Corp.*	8,800
61	Apogee Therapeutics, Inc.*	5,134
156	AtriCure, Inc.*	4,451
24	Axsome Therapeutics, Inc.*	4,056
156	Catalyst Pharmaceuticals, Inc.*	3,863
125	Celldex Therapeutics, Inc.*	3,965
143	Edgewise Therapeutics, Inc.*	4,504
177	Enovis Corp.*	4,027
58	GeneDx Holdings Corporation*	3,725
147	Globus Medical, Inc. - Class A*	12,665
37	Halozyme Therapeutics, Inc.*	2,391
44	ICU Medical, Inc.*	5,683
59	Ionis Pharmaceuticals, Inc.*	4,430
85	Newamsterdam Pharma Co. N.V.*,1	2,721
237	Nurix Therapeutics, Inc.*	3,673
11	OmniAb, Inc. Earnout Shares	—
11	OmniAb, Inc. Earnout Shares	—

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
54	Protagonist Therapeutics, Inc.*	$5,692
95	Rapport Therapeutics, Inc.*	2,973
61	Rhythm Pharmaceuticals, Inc.*	5,305
82	Scholar Rock Holding Corp.*	4,031
342	Surgery Partners, Inc.*	4,077
224	WaVe Life Sciences Ltd.*,1	1,624
281	Waystar Holding Corp.*	6,775
508	Xeris Biopharma Holdings, Inc.*	2,946
		107,511
	INDUSTRIALS — 31.7%
89	AAON, Inc.	7,365
79	Casella Waste Systems, Inc. - Class A*	6,268
6	Comfort Systems USA, Inc.	8,274
50	Crane Co.	8,550
70	Ducommun, Inc.*	8,540
56	Franklin Electric Co., Inc.	5,161
213	Leonardo DRS, Inc.	9,483
55	MasTec, Inc.*	17,696
129	Mercury Systems, Inc.*	9,405
103	Parsons Corp.*	5,579
54	Paylocity Holding Corp.*	5,834
20	Powell Industries, Inc.	10,822
46	Primoris Services Corp.	6,580
205	StandardAero, Inc.*	5,295
39	Standex International Corp.	9,940
19	Sterling Construction Co., Inc.*	7,738
139	Terex Corp.	8,215
230	Tetra Tech, Inc.	6,928
53	UFP Industries, Inc.	4,882
57	Willdan Group, Inc.*	4,364
		156,919
	INFORMATION TECHNOLOGY — 25.7%
152	Allegro MicroSystems, Inc.*	4,793
144	Applied Optoelectronics, Inc.*	12,181
64	Astera Labs, Inc.*	7,014
21	Fabrinet*,1	10,952
445	Freshworks, Inc.*	3,573
61	Impinj, Inc. *	6,265
45	Insight Enterprises, Inc.*	3,015
199	Intapp, Inc.*	5,112
287	JFrog, Ltd.*,1	13,469
75	MACOM Technology Solutions Holdings, Inc.*	16,655
270	Mirion Technologies, Inc.*	5,019

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
300	Netskope, Inc. - Class A*	$2,547
68	Onto Innovation, Inc.*	13,945
397	Penguin Solutions, Inc.*	6,987
30	SiTime Corp.*	10,361
455	Vertex, Inc.*	5,410
		127,298
	MATERIALS — 1.6%
100	Knife River Corp.*	8,165
	TOTAL COMMON STOCKS
	(Cost $423,394)	531,693

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$14,532	UMB Money Market Special, 2.71%[2]	14,532
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,532)	14,532
	TOTAL INVESTMENTS — 110.2%
	(Cost $437,926)	546,225
	Liabilities in Excess of Other Assets — (10.2)%	(50,536)
	NET ASSETS — 100.0%	$495,689

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.